                            AUXIER FOCUS FUND UPDATE

                                 BY JEFF AUXIER

Dear Fellow Shareholders:

A number of fundamental factors have led us to take an increasingly cautious stance toward US stocks in general. These include the following:

>> An explosion in margin account borrowing. Recent margin debt levels exceeded $230 billion, almost double year-ago totals. At the same time the US savings rate has fallen to an all time low of 1.5%. Such borrowing against inflated asset values is dangerous and can lead to mass liquidations in the event of a market downturn. Be fearful when others are greedy.

>> An overheated economy. The second half 1999 GDP grew in excess of 5.75%. This is well above the 3% Fed target. The inflation picture has been deteriorating as labor markets continue to tighten. The recently re-elected Fed Chairman can be very aggressive in raising rates. Four rate hikes in seven months have done little to slow the economy.

>>   The bond  market  finished  1999 with the worst  decline  in 50 years.  The
     30-year bond was off over 12.5%. There have been two years in the past thirty (1981, 1987) where bond prices lagged stock prices by such a wide margin. In both cases the stock prices caught up---on the downside.

>>   Normally  stocks with the highest  dividend  yields are the most defensive;
     however, in 1999 if you bought the highest yielding stocks on the S&P 500 (2% or better) at the beginning of the year, you ended the year with a decline in excess of 12%. (Source:

     Barron's)

For these reasons we are exercising greater scrutiny and care. Now is not the time for complacency.

Strategy 2000

We are constantly working to identify superior businesses that can make money in any economic environment. I recently spent three days at a Salomon Smith Barney telecommunications conference where leading CEOs from the fiberoptic, wireless, cable and media industries presented. The most important theme had to do with communications capacity referred to as "bandwidth". By some estimates, the cost of communicating is dropping by half every nine months. Bandwidth is rapidly replacing computer power as the driving force of technological advance. Microchips historically have been dropping in price by 50% every 18-24 months for over 20 years. Look at the value created on the personal computer today as a result. Going forward, bandwidth is predicted to double at a rate four times faster than the semiconductor industry. That might explain why last year the top performers in the market were in the telecom (wireless) area. The fundamentals are extremely powerful.

Other noteworthy developments in the wireless area:

>> The US domestic wireless sector should more than double its penetration from 32% today to more than 67% by 2007.

>> The most highly valued companies in Europe and Japan are wireless related. The US currently trails both regions.

>> Wireless data has begun to represent more than 10% of revenues within one year of inception. The volume of data is doubling every six to seven months.

>> Global wireless subscribers should move from 300 million today to one billion by 2002. (Source: Nokia)

>> The number of mobile Internet users will exceed the number of fixed line users by 2003.

We have identified and are closely monitoring the best managed companies in this sector and will invest for the long term as attractive opportunities present themselves.

Thank you for your trust.

Sincerely,

/s/

J. Jeffrey Auxier


Auixer Focus Fund
Schedule of Investments - December 31, 1999 (Unaudited)

Common Stocks - 33.8%                                              Shares                         Value

Air Courier Services - 0.4%
FDX Corp. (a)                                                            100                         $ 4,094
                                                                                            -----------------
                                                                                            -----------------

Beverages - 0.3%
PepsiCo, Inc.                                                            100                           3,525
                                                                                            -----------------
                                                                                            -----------------

Cable & Other Pay Television Services - 1.9%
Charter Communications - Class A                                         900                          19,688
                                                                                            -----------------
                                                                                            -----------------

Capital Goods - Aerospace and Defense - 0.5%
Precision Castparts Corp.                                                200                           5,250
                                                                                            -----------------
                                                                                            -----------------

Commercial Printing Services- 0.2%
Successories, Inc.                                                     1,000                           2,250
                                                                                            -----------------
                                                                                            -----------------

Computers & Office Equipment - 3.1%
International Business Machines, Inc.                                    300                          32,362
                                                                                            -----------------
                                                                                            -----------------

Crude Petroleum & Natural Gas - 4.2%
Enron Corp.                                                            1,000                          44,375
                                                                                            -----------------
                                                                                            -----------------

Electronic Computers - 0.4%
Ceridian Corp.                                                           200                           4,312
                                                                                            -----------------
                                                                                            -----------------

Federal & Federally-Sponsored Credit Agencies - 3.1%
Federal Home Loan Mortgage Corp.                                         700                          32,944
                                                                                            -----------------
                                                                                            -----------------

Financial Services - 0.8%
Associates First Capital Corp. - Class A                                 300                           8,231
                                                                                            -----------------
                                                                                            -----------------

Fire, Marine, Casualty Insurance - 1.2%
Berkshire Hathaway, Inc. - Class B (a)                                     7                          12,810
                                                                                            -----------------
                                                                                            -----------------

Mutual Funds - 0.4%
Sector SPDR Trust                                                        200                           4,753
                                                                                            -----------------
                                                                                            -----------------

National Commercial Banks - 2.5%
U.S. Bancorp                                                             400                           9,525
Bank One Corp.                                                           200                           6,400
Fleet Boston Financial Corp.                                             300                          10,444
Firstar Corp.                                                            200                           4,225
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      30,594
                                                                                            -----------------
                                                                                            -----------------
Pharmaceutical Preparations 1.8%
American Home Products, Inc.                                             400                          15,700
Pfizer, Inc.                                                             100                           3,250
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      18,950
                                                                                            -----------------
                                                                                            -----------------
Auixer Focus Fund
Schedule of Investments - December 31, 1999 (Unaudited) - continued

Common Stocks - continued                                          Shares                         Value

Radio Telephone Communications - 3.5%
Loral Space & Communications, Ltd.                                     1,300                        $ 31,606
Vodafone Airtouch Public Limited Co. (c)                                 100                           4,950
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      36,556
                                                                                            -----------------
                                                                                            -----------------
Retail-Grocery Stores - 2.6%
Albertson's, Inc.                                                        350                          11,288
Kroger Corp.                                                             500                           9,437
Safeway, Inc. (a)                                                        200                           7,150
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      27,875
                                                                                            -----------------
                                                                                            -----------------
Services-Miscellaneous Amusement & Recreation - 0.6%
Walt Disney Co.                                                          200                           5,850
                                                                                            -----------------
                                                                                            -----------------

State Commercial Bank - 0.7%
Washington Mutual, Inc.                                                  300                           7,762
                                                                                            -----------------
                                                                                            -----------------

Telephone & Telegraph Apparatus - 0.6%
Brazilian Telecommunication Corp. - Telebras (c)                          50                           6,438
                                                                                            -----------------
                                                                                            -----------------

Telephone Communications (No Radio Telephone) - 4.6%
MCI WorldCom, Inc. (a)                                                   525                          27,858
AT&T Corp.                                                               400                          20,325
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      48,183
                                                                                            -----------------
                                                                                            -----------------

TOTAL COMMON STOCKS (Cost $348,032)                                                                  356,802
                                                                                            -----------------

                                                                 Principal
                                                                   Value
Money Market Securities - 67.1%
Firstar Treasury Fund, 4.06% (b) (Cost $709,674)                   $ 709,674                         709,674
                                                                                            -----------------

TOTAL INVESTMENTS - 100.9%  (Cost $1,057,706)                                                      1,066,476
                                                                                            -----------------
Liabilities in excess of other assets - (0.9%)                                                        (9,578)
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 1,056,898
                                                                                            =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 1999.
(c) American Depository Receipt




Auixer Focus Fund                                                                    December 31, 1999
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $1,057,706)                                                 $ 1,066,476
Cash                                                                                             2,028
Dividends receivable                                                                               320
Interest receivable                                                                              2,110
                                                                                     ------------------
   Total assets                                                                              1,070,934
                                                                                     ------------------
Liabilities
Accrued investment advisory fee payable                                   $ 1,138
Payable for securities purchased                                           12,898
                                                                 -----------------

   Total liabilities                                                                            14,036
                                                                                     ------------------

Net Assets                                                                                 $ 1,056,898
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 1,061,575
Accumulated net investment loss                                                                   (105)
Accumulated net realized loss on investments                                                   (13,343)
Net unrealized appreciation on investments                                                       8,771
                                                                                     ------------------

Net Assets, for 103,016 shares                                                             $ 1,056,898
                                                                                     ==================

Net Asset Value
Offering price and redemption price per share ($1,056,898/ 103,016)                            $ 10.26
                                                                                     ==================


Auixer Focus Fund
Statement of Operations for the Period July 9, 1999
   (Commencement of Operations) to December 31, 1999 (Unaudited)

Investment Income
Dividend income                                                                                    $ 444
Interest income                                                                                    5,137
                                                                                          ---------------
Total Income                                                                                       5,581


Expenses
Investment advisory fee                                                         $ 2,249
Trustees' fees                                                                      261
                                                                      ------------------
Total expenses before reimbursement                                               2,510
Reimbursed expenses                                                                (261)
                                                                      ------------------
Total operating expenses                                                                           2,249
                                                                                          ---------------
Net Investment Income                                                                              3,332
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                      (13,343)
Change in net unrealized appreciation
   on investment securities                                                       8,771
                                                                      ------------------
Net loss on investment securities                                                                 (4,572)
                                                                                          ---------------
Net decrease in net assets resulting from operations                                            $ (1,240)
                                                                                          ===============


Auixer Focus Fund
Statement of Changes in Net Assets for the period July 9, 1999
   (Commencement of Operations) to December 31, 1999 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment income                                                                $ 3,332
   Net realized loss on investment securities                                           (13,343)
   Change in net unrealized appreciation                                                  8,771
                                                                               -----------------
   Net decrease in net assets resulting from operations                                  (1,240)
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                            (3,437)
   From net realized gain                                                                     -
                                                                               -----------------
   Total distributions                                                                   (3,437)
                                                                               -----------------
Share Transactions
   Net proceeds from sale of shares                                                   1,058,153
   Shares issued in reinvestment of distributions                                         3,437
   Shares redeemed                                                                          (15)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                            1,061,575
                                                                               -----------------
   Total increase in net assets                                                       1,056,898
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated net
      investment loss of $105]                                                      $ 1,056,898
                                                                               =================


Auixer Focus Fund
Financial Highlights for the period July 9, 1999
   (Commencement of Operations) to December 31, 1999 (Unaudited)




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.10
   Net realized and unrealized gain                         0.19
                                                   --------------
Total from investment operations                            0.29
                                                   --------------

Less distributions:
   Distributions from net investment income                (0.03)
   Distributions from net realized gains                       -
                                                   --------------
Total distributions                                        (0.03)
                                                   --------------
Net asset value, end of period                           $ 10.26
                                                   ==============

Total Return (a)                                           2.94%

Ratios and Supplemental Data
Net assets, end of period (000)                            1,057
Ratio of expenses to average net assets                    1.35% (b)
Ratio of expenses to average net assets
   before reimbursement                                    1.51% (b)
Ratio of net investment income to
   average net assets                                      2.00% (b)
Ratio of net investment income to
   average net assets before reimbursement                 1.84% (b)
Portfolio turnover rate                                  962.90% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized


                                AUXIER FOCUS FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     The Auxier Focus Fund (the "Fund") was organized as series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on March 22, 1999 and commenced operations on July 9, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                AUXIER FOCUS FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Auxier Asset Management, LLC, 8050 S. W. Warm Springs, Suite 130, Tualatin, OR 97062, serves as investment advisor to the Fund. As of January 1, 2000, the advisor manages approximately $170 million in assets. J. Jeffrey Auxier is President and Chief Investment Officer of the advisor and is responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from July 9, 1999 (commencement of operations) through December 31, 1999, the Advisor received a fee of $2,249 from the Fund. The Advisor has voluntarily agreed to limit the total expenses of the Fund (excluding borrowing cost, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.35% of the average net assets of the Fund. For the period July 9, 1999 (commencement of operations) through December 31, 1999, the Advisor reimbursed expenses of $261. There is no assurance that such reimbursement will continue in the future.

                                AUXIER FOCUS FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from July 9, 1999 (commencement of operations) through December 31, 1999, the Administrator received fees of $5,625 from the Advisor for administrative services provided to the Fund.

The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor from July 9, 1999 (commencement of operations) through December 31, 1999.

NOTE 4.  SHARE TRANSACTIONS

     As of December 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 1999 was $1,061,575.

     Transactions in shares of Class R were as follows:


                  FOR THE PERIOD JULY 9, 1999 (COMMENCEMENT OF
                        OPERATIONS) TO DECEMBER 31, 1999

                               SHARES                 DOLLARS

Shares sold                    102,680                $1,058,153
Shares issued in
Reinvestment of
Dividend                           338                     3,437

Shares  redeemed                    (1)                      (15)
                               ========               ===========
                               103,016                $1,061,575
                               ========               ===========

                                AUXIER FOCUS FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDTED) CONTINUED

NOTE 5.  INVESTMENTS

     For the period from July 9, 1999 (commencement of operations) through December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $883,456 and $522,082, respectively. As of December 31, 1999, the gross unrealized appreciation for all securities totaled $20,255 and the gross unrealized depreciation for all securities totaled $11,484 for a net unrealized appreciation of $8,771. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $1,057,706.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1999, J. Jeffery Auxier, the President and Chief Investment Officer of the Advisor, beneficially owned in aggregate more than 65% of the Fund.

Cornerstone MVP Fund
Schedule of Investments - December 31, 1999
(Unaudited)

Common Stocks - 91.6%                                              Shares                         Value

AEROSPACE & DEFENSE - 2.3%
Aerospace & Defense - 2.3%
Boeing Co.                                                              8,000                       $ 331,500
                                                                                                     ---------
BASIC INDUSTRIES - 5.2%
Iron & Steel - 1.9%
Worthington Industries, Inc.                                           17,000                         281,563
                                                                                                     ---------
Manufacturers - Diversified - 3.3%
Minnesota Mining & Manufacturing Co.                                    5,000                         489,375
                                                                                                     ---------
   TOTAL BASIC INDUSTRIES                                                                             770,938
                                                                                                     ---------
CONSTRUCTION & REAL ESTATE - 2.6%
REITs - 2.6%
Crescent Real Estate Equities Co.                                      20,875                         383,578
                                                                                                     ---------
ENERGY - 6.4%
Energy Services - 3.5%
Halliburton Co.                                                         6,300                         253,575
Weatherford International Corp. (a)                                     6,550                         261,591
                                                                                                     ---------
                                                                                                      515,166
                                                                                                     ---------
Oil & Gas - 2.9%
Exxon Mobil Corp.                                                       5,300                         426,981
                                                                                                     ---------
   TOTAL  ENERGY                                                                                      942,147
                                                                                                     ---------
FINANCE - 10.2%
Banks - 4.5%
Bank One Corp.                                                          3,700                         118,400
Citigroup, Inc.                                                         5,095                         283,728
First Security Corp.                                                   10,000                         255,313
                                                                                                     ---------
                                                                                                      657,441
                                                                                                     ---------
Insurance - 3.9%
Aetna, Inc.                                                             4,500                         251,156
PMI Group, Inc.                                                         6,500                         317,281
                                                                                                     ---------
                                                                                                      568,437
                                                                                                     ---------
Investment Company - 1.8%
Franklin Resources, Inc.                                                8,500                         272,531
                                                                                                     ---------
   TOTAL  FINANCE                                                                                   1,498,409
                                                                                                    ----------
Cornerstone MVP Fund
Schedule of Investments - December 31, 1999 - continued
(Unaudited)

Common Stocks - continued                                          Shares                         Value

HEALTH - 12.6%
Diversified - 1.8%
Johnson & Johnson, Inc.                                                 2,800                         261,100
                                                                                                     ---------
Drugs & Pharmaceuticals - 5.6%
Bio-Technology General Corp. (a)                                       29,000                         442,250
Teva Pharmaceutical Industries, Ltd.                                    5,400                         387,113
                                                                                                     ---------
                                                                                                      829,363
                                                                                                     ---------
General Medical & Surgical Hospitals - 2.4%
Tenet Healthcare Corp. (a)                                             15,000                         352,500
                                                                                                     ---------
Specialized Health Services - 2.8%
Express Scripts, Inc. - Cl A (a)                                        6,475                         414,400
                                                                                                     ---------
   TOTAL HEALTH                                                                                     1,857,363
                                                                                                    ----------
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Industrial Machinery & Equipment - 1.0%
Caterpillar, Inc.                                                       3,000                         141,188
                                                                                                     ---------
MEDIA & LEISURE - 8.2%
Lodging & Gaming - 1.9%
Mandalay Resort Group (a)                                              14,000                         281,750
                                                                                                     ---------
Publishing -  4.3%
Gannett Co., Inc.                                                       3,800                         309,937
Knight Ridder, Inc.                                                     5,300                         315,681
                                                                                                     ---------
                                                                                                      625,618
                                                                                                     ---------
Restaurants - 2.0%
Starbucks Corp. (a)                                                    12,400                         300,700
                                                                                                     ---------
   TOTAL  MEDIA  &  LEISURE                                                                         1,208,068
                                                                                                    ----------
NON-DURABLES - 2.9%
Household Products - 2.9%
Kimberly-Clark Corp.                                                    6,600                         431,888
                                                                                                     ---------
RETAIL & WHOLESALE - 4.5%
Catalog & Mail-order Houses - 2.7%
CDW Computer Centers (a)                                                5,000                         393,125
                                                                                                     ---------
Department Stores - 1.8%
Dayton Hudson Corp.                                                     3,700                         271,719
                                                                                                     ---------
   TOTAL RETAIL & WHOLESALE                                                                           664,844
                                                                                                     ---------

Cornerstone MVP Fund
Schedule of Investments - December 31, 1999 - continued
(Unaudited)

Common Stocks - continued                                          Shares                         Value

SERVICES - 1.7%
Services - 1.7%
Modis Professional Services, Inc. (a)                                  18,000                         256,500
                                                                                                     ---------
TECHNOLOGY - 26.7%
Communications Services - 3.1%
PanAmSat Corp. (a)                                                      7,750                         460,156
                                                                                                     ---------
Computer Services & Software - 22.1%
Entrust Technologies, Inc. (a)                                          7,000                         419,562
Gerber Scientific, Inc.                                                19,400                         425,587
Network Associates, Inc. (a)                                           15,900                         424,332
Oracle Corp. (a)                                                        3,750                         420,234
Remedy Corp. (a)                                                        8,000                         379,000
Sykes Enterprises, Inc. (a)                                             8,200                         359,775
Synopsys, Inc. (a)                                                      7,600                         507,300
Visio Corp.  (a)                                                        6,700                         318,250
                                                                                                    ----------
                                                                                                    3,254,040
                                                                                                    ----------
Computers & Office Equipment - 1.5%
Gateway, Inc. (a)                                                       3,100                         223,394
                                                                                                    ----------
   TOTAL  TECHNOLOGY                                                                                3,937,590
                                                                                                    ----------
UTILITIES - 7.4%
Natural Gas - 2.0%
Consolidated Natural Gas Co.                                            4,500                       $ 292,219
                                                                                                     ---------
Telephone Services - 5.4%
Cable & Wireless (c)                                                    7,500                         397,031
Qwest Communications Int'l, Inc. (a)                                    9,500                         408,500
                                                                                                     ---------
                                                                                                      805,531
                                                                                                    ----------
   TOTAL  UTILITIES                                                                                 1,097,750
                                                                                                    ----------
TOTAL COMMON STOCKS (Cost $11,698,981)                                                             13,521,763
                                                                                                    ----------
                                                                 Principal
                                                                  Amount                              Value

Money Market Securities - 8.4%
Firstar Treasury Fund, 4.06% (b) (Cost $1,234,397)                $ 1,234,397                       1,234,397
                                                                                                    ----------
TOTAL INVESTMENTS - 100.0% (Cost $12,933,378)                                                      14,756,160
                                                                                                    ----------
Other assets less liabilities - 0.0%                                                                   (2,492)
                                                                                                    ----------
TOTAL NET ASSETS - 100.0%                                                                        $ 14,753,668
                                                                                                   ===========
(a) Non-income producing
(b) Variable  rate  security;  the  coupon  rate shown  represents  the rate at
    December 31, 1999
(c) American Depository Shares


Cornerstone MVP Fund                                                                 December 31, 1999
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $12,933,378)                                               $ 14,756,160
Dividends receivable                                                                             5,978
Interest receivable                                                                              4,474
                                                                                     ------------------
   Total assets                                                                             14,766,612

Liabilities
Accrued investment advisory fee payable                                  $ 12,944
                                                                 -----------------

   Total liabilities                                                                            12,944
                                                                                     ------------------

Net Assets                                                                                $ 14,753,668
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 12,828,063
Accumulated undistributed net investment income                                                    446
Accumulated net realized gain on investments                                                   102,377
Net unrealized appreciation on investments                                                   1,822,782
                                                                                     ------------------

Net Assets, for 1,275,846 shares                                                          $ 14,753,668
                                                                                     ==================
Net Asset Value

Net Assets
Offering price and redemption price per share ($14,753,668/1,275,846)                          $ 11.56
                                                                                     ==================


Cornerstone MVP Fund
Statement of Operations for the six months ended December 31, 1999
(Unaudited)

Investment Income

Dividend income                                                                                 $ 67,234
Interest income                                                                                   32,869
                                                                                          ---------------
Total Income                                                                                     100,103


Expenses

Investment advisory fee                                                        $ 73,879
Trustees' fees                                                                       24
                                                                      ------------------
Total expenses before reimbursement                                              73,903
Reimbursed expenses                                                                 (24)
                                                                      ------------------
Total operating expenses                                                                          73,879
                                                                                          ---------------
Net Investment Income                                                                             26,224
                                                                                          ---------------

Realized & Unrealized Gain

Net realized gain on investment securities                                      399,340
Change in net unrealized appreciation
   on investment securities                                                     655,808
                                                                      ------------------
Net gain on investment securities                                                              1,055,148
                                                                                          ---------------
Net increase in net assets resulting from operations                                         $ 1,081,372
                                                                                          ===============


Cornerstone MVP Fund
Statement of Changes in Net Assets

                                                                                    For the six
                                                                                   months ended             For the year
                                                                                 December 31, 1999             ended
Increase (Decrease) in Net Assets                                                   (Unaudited)            June 30, 1999
                                                                               ----------------------     -----------------
Operations
   Net investment income (loss)                                                             $ 26,224              $ (1,850)
   Net realized gain (loss) on investment securities                                         399,340              (296,963)
   Change in net unrealized appreciation (depreciation)                                      655,808             1,166,974
                                                                               ----------------------     -----------------
   Net increase in net assets resulting from operations                                    1,081,372               868,161
                                                                               ----------------------     -----------------
Distributions to shareholders
   Return of capital                                                                           -                      -
   From net realized gain                                                                      -                      -
   From net investment income                                                                (25,778)                 -
                                                                               ----------------------     -----------------
   Total distributions                                                                       (25,778)                 -

Share Transactions
   Net proceeds from sale of shares                                                          283,573            12,725,078
   Shares issued in reinvestment of distributions                                             25,778                  -
   Shares redeemed                                                                          (204,516)                 -
                                                                               ----------------------     -----------------
Net increase (decrease) in net assets resulting
   from share transactions                                                                    79,057            12,725,078
                                                                               ----------------------     -----------------
   Total increase in net assets                                                            1,160,429            13,593,239

Net Assets

   Beginning of period                                                                    13,593,239                  -
                                                                               ----------------------     -----------------
   End of period [including accumulated undistributed net
      investment income(loss) of $446 and ($1,850), respectively]                       $ 14,753,668          $ 13,593,239
                                                                               ======================     =================


Cornerstone MVP Fund
Financial Highlights

                                                    Six months
                                                       ended               Period
                                                   December 31,            ended
                                                       1999               June 30,
                                                    (Unaudited)           1999 (a)
                                                   --------------      ---------------
Selected Per Share Data

Net asset value, beginning of period                     $ 10.73              $ 10.00
                                                   --------------      ---------------
Income from investment operations
   Net investment income (loss)                             0.02                 0.00
   Net realized and unrealized gain (loss)                  0.83                 0.73
                                                   --------------      ---------------
Total from investment operations                            0.85                 0.73
                                                   --------------      ---------------
Less Distributions

   From net investment income                              (0.02)                -
   From net realized gain                                    -                   -
                                                   --------------      ---------------
Total Distributions                                        (0.02)                -
                                                   --------------      ---------------
Net asset value, end of period                           $ 11.56              $ 10.73
                                                   ==============      ===============

Total Return (b)                                           7.93%                7.30%

Ratios and Supplemental Data

Net assets, end of period (000)                          $14,754              $13,593
Ratio of expenses to average net assets                    1.10%  (c)           1.10%  (c)
Ratio of expenses to average net assets
   before reimbursement                                    1.10%  (c)           1.13%  (c)
Ratio of net investment income (loss) to
   average net assets                                      0.39%  (c)           (0.05)%(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                 0.39%  (c)           (0.07)%(c)
Portfolio turnover rate                                  130.33%  (c)         162.54%  (c)

(a)  For the period December 31, 1998 (Commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c) Annualized

                              CORNERSTONE MVP FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     Cornerstone MVP Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 22, 1998 and commenced operations on December 31, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                              CORNERSTONE MVP FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Cornerstone Investment Management, LLC (the "Advisor") to manage the Fund's investments. The Advisor was organized as a Colorado corporation in 1997. Christopher S. Ryan, President and Managing Partner of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.10% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended December 31, 1999, the Advisor received a fee of $73,879 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.10%. For the six months ended December 31, 1999, the Advisor reimbursed expenses of $24. There is no assurance that such reimbursement will continue in the future.

                              CORNERSTONE MVP FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended December 31, 1999, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six months ended December 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of December 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 1999 was $12,828,063.

     Transactions in shares were as follows:



                                                                         FOR THE PERIOD DECEMBER 31, 1998
                                  FOR THE SIX MONTHS ENDED               (COMMENCEMENT OF OPERATIONS) TO
                                     DECEMBER 31, 1999                            JUNE 30, 1999
                                SHARES              DOLLARS             SHARES                DOLLARS

Shares Sold                     26,977              $283,573            1,266,500             $12,725,078

Shares issued                    2,253               $25,778                 -                       -
in reinvestment

Shares redeemed                (19,884)            ($204,516)                -                       -
                               --------           ----------          ---------             -----------



                                 9,346              $104,835          1,266,500             $12,725,078
                                 =====              ========          =========             ===========


                             CORNERSTONE MVP FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 5.  INVESTMENTS

     For the six months ended December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $7,799,622 and $8,128,889, respectively. As of December 31, 1999, the gross unrealized appreciation for all securities totaled $2,433,005 and the gross unrealized depreciation for all securities totaled $610,223 for a net unrealized appreciation of $1,822,782. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $12,933,378.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1999, Charles Schwab & Co. owned of record in aggregate more than 97% of the Fund.


GJMB Growth Fund
Schedule of Investments - December 31, 1999
(Unaudited)

Common Stocks - 94.4%                                             Shares                        Value

Capital Equipment & Services - 8.1%
Honeywell International, Inc.                                         3,600                       $ 207,675
General Electric Co.                                                  2,650                         410,087
Illinois Tool Works, Inc.                                             2,900                         195,931
                                                                                           -----------------
                                                                                                    813,693
                                                                                           -----------------
Consumer Cyclicals - 3.0%
Ford Motor Corp.                                                      5,600                         298,550
                                                                                           -----------------

Consumer Non-Cyclicals - 6.6%
Coca-Cola Co.                                                         4,825                         281,056
Procter & Gamble, Inc.                                                3,500                         383,469
                                                                                           -----------------
                                                                                                    664,525
                                                                                           -----------------
Energy - 5.3%
Chevron Corp.                                                         1,500                         129,938
Royal Dutch Petroleum ADR                                             2,200                         133,237
Schlumberger Ltd.                                                     4,200                         235,725
Transocean Sedco Forex, Inc.                                            813                          27,392
                                                                                           -----------------
                                                                                                    526,292
                                                                                           -----------------
Financial Services - 9.4%
American International Group                                          2,400                         259,500
Bank of America Corp.                                                 4,950                         248,428
Fannie Mae                                                            3,600                         224,775
Fleet Boston Financial Corp.                                          6,175                         214,967
                                                                                           -----------------
                                                                                                    947,670
                                                                                           -----------------
Health Care & Pharmaceuticals - 19.3%
Abbott Laboratories, Inc.                                             8,525                         309,564
American Home Products, Inc.                                          3,800                         149,150
Bristol-Myers Squibb, Inc.                                            4,675                         300,077
Johnson & Johnson, Inc.                                               3,175                         296,069
Merck & Co., Inc.                                                     4,350                         292,266
Pfizer, Inc.                                                          8,900                         289,250
Warner Lambert, Inc.                                                  3,600                         294,975
                                                                                           -----------------
                                                                                                  1,931,351
                                                                                           -----------------
Prepackaged Software - 11.3%
Microsoft, Inc. (a)                                                   4,500                         525,375
Oracle Corp. (a)                                                      5,405                         605,698
                                                                                           -----------------
                                                                                                  1,131,073
                                                                                           -----------------
Technology - 19.8%
Cisco Systems, Inc. (a)                                               4,000                         428,500
EMC Corp. (a)                                                         4,250                         464,312
Intel Corp.                                                           3,825                         314,845
Lucent Technologies, Inc.                                             4,600                         345,000
Sun Microsystems, Inc. (a)                                            5,596                         433,340
                                                                                           -----------------
                                                                                                  1,985,997
                                                                                           -----------------
GJMB Growth Fund
Schedule of Investments - December 31, 1999 - continued
(Unaudited)

Common Stocks - continued                                         Shares                        Value

Telecommunications - 11.6%
AT&T Corp.                                                            5,050                       $ 256,603
Bell Atlantic Corp.                                                   4,700                         289,344
MCI Worldcom, Inc. (a)                                                5,625                         298,477
Vodafone Airtouch Public ADR                                          6,300                         311,850
                                                                                           -----------------
                                                                                                  1,156,274
                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $7,840,722)                                                             9,455,425
                                                                                           -----------------

                                                                Principal
                                                                  Amount                        Value
Money Market Securities - 3.8%
Firstar Treasury Fund, 4.06% (b) (Cost $379,261)                  $ 379,261                         379,261
                                                                                           -----------------

TOTAL INVESTMENTS - 98.2% (Cost $8,219,983)                                                       9,834,686
                                                                                           -----------------
Other assets less liabilities - 1.8%                                                                177,511
                                                                                           -----------------
TOTAL NET ASSETS - 100.0%                                                                      $ 10,012,197
                                                                                           =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 1999.



GJMB GROWTH FUND                                                                     DECEMBER 31, 1999
Statement of Assets & Liabilities
(UNAUDITED)

ASSETS

Investment in securities (cost $8,219,983)                                                 $ 9,834,686
Cash                                                                                                20
Receivable for fund shares sold                                                                272,943
Dividends receivable                                                                             7,099
Interest receivable                                                                              2,330
                                                                                     ------------------
   TOTAL ASSETS                                                                             10,117,078

LIABILITIES

Accrued investment advisory fee payable                                   $ 9,802
Dividends payable                                                          45,874
Payable for securities purchased                                           49,205
                                                                 -----------------

   TOTAL LIABILITIES                                                                           104,881
                                                                                     ------------------

NET ASSETS                                                                                $ 10,012,197
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 8,385,461
Accumulated undistributed net investment income                                                  3,007
Accumulated undistributed net realized gain on investments                                       9,026
Net unrealized appreciation on investments                                                   1,614,703
                                                                                     ------------------

NET ASSETS, for 800,908 shares                                                            $ 10,012,197
                                                                                     ==================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($10,012,197/800,908)                            $ 12.50
                                                                                     ==================


GJMB GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
(UNAUDITED)

INVESTMENT INCOME

Dividend income                                                                                 $ 37,373
Interest income                                                                                   17,140
                                                                                          ---------------
TOTAL INCOME                                                                                      54,513


EXPENSES

Investment advisory fee                                                        $ 46,789
Trustees' fees                                                                      287
                                                                      ------------------
Total expenses before reimbursement                                              47,076
Reimbursed expenses                                                                (287)
                                                                      ------------------
Total operating expenses                                                                          46,789
                                                                                          ---------------
NET INVESTMENT INCOME                                                                              7,724
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)

Net realized gain on investment securities                                        9,026
Change in net unrealized appreciation (depreciation)
   on investment securities                                                   1,143,644
                                                                      ------------------
Net gain on investment securities                                                              1,152,670
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 1,160,394
                                                                                          ===============


GJMB GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED                 FOR THE
                                                                                DECEMBER 31, 1999            PERIOD ENDED
                                                                                   (UNAUDITED)             JUNE 30, 1999 (A)
                                                                                -----------------         ------------------
Increase (Decrease) in Net Assets

OPERATIONS

   Net investment income                                                                 $ 7,724                    $ 6,675
   Net realized gain on investment securities                                              9,026                     34,482
   Change in net unrealized appreciation (depreciation)                                1,143,644                    471,059
                                                                                -----------------         ------------------
Net increase in net assets resulting from operations                                   1,160,394                    512,216
                                                                                -----------------         ------------------
DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income                                                            (11,391)                         0
   From net realized gains                                                               (34,483)                         0
                                                                                -----------------         ------------------
   Total distributions                                                                   (45,874)                         0
                                                                                -----------------         ------------------
SHARE TRANSACTIONS

   Net proceeds from sale of shares                                                    2,414,528                  5,990,403
   Shares redeemed                                                                       (19,187)                      (283)
                                                                                -----------------         ------------------

NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                                                              2,395,341                  5,990,120
                                                                                -----------------         ------------------
  TOTAL INCREASE IN NET ASSETS                                                         3,509,861                  6,502,336

Net Assets

   Beginning of period                                                                 6,502,336                          0
                                                                                -----------------         ------------------
   End of period [including accumulated undistributed net
      investment income of $2,437and $6,675 respectively]                           $ 10,012,197                $ 6,502,336
                                                                                =================         ==================


(a)   December 31, 1998 (commencement of operations) to June 30, 1999.


GJMB GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                      For the six
                                                      months ended                 For the
                                                   December 31, 1999             period ended
                                                      (Unaudited)              June 30, 1999(a)
                                                   -------------------       ------------------
SELECTED PER SHARE DATA

Net asset value, beginning of period                          $ 11.02                  $ 10.00
                                                   -------------------       ------------------
Income from investment operations
   Net investment income                                         0.02                     0.02
   Net realized and unrealized gain                              1.46                     1.00
                                                   -------------------       ------------------
Total from investment operations                                 1.48                     1.02
                                                   -------------------       ------------------

Net asset value, end of period                                $ 12.50                  $ 11.02
                                                   ===================       ==================

TOTAL RETURN (c)                                               13.96%                   10.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                               $10,012                   $6,502
Ratio of expenses to average net assets                         1.20%  (b)               1.20%  (b)
Ratio of expenses to average net assets
   before reimbursement                                         1.22%  (b)               1.25%  (b)
Ratio of net investment income to
   average net assets                                           0.20%  (b)               0.34%  (b)
Ratio of net investment income to
   average net assets before reimbursement                      0.19%  (b)               0.28%  (b)
Portfolio turnover rate                                        11.42%  (b)              24.26%  (b)

(a)  December 31, 1998 (commencement of operations) to June 30, 1999.
(b)  Annualized
(c)  For periods of less than a full year, total returns are not annualized.


                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 22, 1998 and commenced operations on December 31, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                   DECEMBER 31, 1999 - (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Gamble, Jones, Morphy & Bent (the "Advisor") to manage the Fund's investments. The Advisor became a registered investment adviser in 1956 and was reorganized as a California corporation in 1990. Thomas S. Jones, President of the Advisor, and Thomas W. Bent, Executive Vice President of the Advisor, are the controlling shareholders of Gamble, Jones, Morphy & Bent. The investment decisions for the Fund are made by the executive committee of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period from June 30, 1999 through December 31, 1999 the Advisor received a fee of $46,789 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.20%. For the period June 30, 1999 through December 31, 1999, the Advisor reimbursed expenses of $287. There is no assurance that such reimbursement will continue in the future.


                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                   DECEMBER 31, 1999 - (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED



     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from June 30, 1999 to December 31, 1999, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor from June 30, 1999 to December 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.


NOTE 4.  SHARE TRANSACTIONS

     As of December 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 1999 was $8,385,461.

     Transactions in shares were as follows:

                              FOR THE SIX MONTH PERIOD ENDED             FOR THE PERIOD DECEMBER 31, 1998
                                     DECEMBER 31, 1999              (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1999
                              ---------------------------------      --------------------------------------------
                                SHARES                DOLLARS              SHARES                DOLLARS

Shares sold                    209,061              $2,368,854            589,954              $5,990,403
Shares issued in
reinvestment of
dividends                        3,651                  45,674               -                      -
Shares redeemed
                                (1,731)                (19,187)               (27)                   (283)
                               -------               ---------            -------               ---------
                               210,981              $2,395,341            589,927              $5,990,120
                               =======               =========            =======               =========



                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                   DECEMBER 31, 1999 - (UNAUDITED) -CONTINUED

NOTE 5.  INVESTMENTS

For the period from June 30, 1999 through December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $2,855,757 and $354,896, respectively. As of December 31, 1999, the gross unrealized appreciation for all securities totaled $1,939,042 and the gross unrealized depreciation for all securities totaled $324,339 for a net unrealized appreciation of $1,614,703. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $8,219,983.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1999, Charles Schwab & Co. owned of record in aggregate 97% of the Fund.

February 22, 2000

Dear Shareholder,

The IMS Capital Value Fund returned 17.8% to shareholders in 1999, beating 90% of the funds in its category according to Lipper. The fund is part of the multi-cap value category and ranked 47th out of 482 similar funds. 1999 was a year in which several of the Fund's previously undervalued stocks surged and exceeded our price targets, prompting us to take our gains and move on to better opportunities. Because of these moves the fund paid a capital gain distribution of $1.48 a share to shareholders on record as of December 28, 1999. 61 cents of the distribution was classified as a short-term gain while 87 cents was classified as a long-term gain. Since most of you elect to reinvest your distributions, your account value did not change as a result of the distribution. While the share price may be lower, you now own more shares. We did not anticipate making a taxable distribution in 1999, however, market conditions and the price movement of certain stocks in our portfolio necessitated the sales. We continue to manage the portfolio for tax efficiency and after-tax total return. Our objective remains to minimize or eliminate taxable gains in the year 2000, just as we did in 1998.

The Russell Mid-Cap Value Index, returned -0.1% in 1999. Though the value style of investing is out of favor at the moment, we continue to post solid returns with an approach we believe involves less risk. The Fund's average annualized return since inception is 14.5% and while our 17.8% return for 1999 may pale by comparison to the high risk returns generated by the tech-heavy NASDAQ and the
 .com stocks, we are proud to report our results and look forward to a strong 2000. We continue to look for quality, undervalued companies that are showing signs they have turned the corner.

Thank you for investing along side us as fellow shareholders of the IMS Capital Value Fund. We appreciate your trust and confidence as we continue BUILDING WEALTH WISELY. Our objective remains to become one of the most respected and successful value funds in the industry.

Sincerely,

/s/

Carl W. Marker
Portfolio Manager
IMS Capital Value Fund
www.imscapital.com
(503) 654-3138

                 RETURNS FOR THE PERIOD ENDED DECEMBER 31, 1999

                     IMS Capital        Russell Mid-Cap
                     Value Fund           Value Index

         8/5/1996      $10,000              $10,000
       10/31/1996      $10,760              $10,785
        4/30/1997      $11,360              $11,901
       10/31/1997      $12,060              $14,290
        4/30/1998      $13,612              $16,776
       10/31/1998      $12,157              $15,111
        6/30/1999      $15,682              $17,362
       12/31/1999      $15,856              $16,102

 This graph shows the value of a hypothetical $10,000 investment in the Fund and the Russell Mid-Cap Value Index. The index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses which have lowered the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.

------------------------------------- --------------------- --------------------------
                                            ONE YEAR          TOTAL AVERAGE ANNUAL
                                             TOTAL           RETURN SINCE INCEPTION
AVERAGE ANNUAL RETURNS                       RETURN              AUGUST 5, 1996
------------------------------------- --------------------- --------------------------

IMS Capital Value Fund                       17.78%                  14.48%
------------------------------------- --------------------- --------------------------

Russell Mid-Cap Value Index                  -0.10%                  14.97%
------------------------------------- --------------------- --------------------------

Value Line Index                             10.56%                  16.61%
------------------------------------- --------------------- --------------------------


IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
(UNAUDITED)

COMMON STOCKS - 99.1%                                             SHARES                        VALUE

BASIC INDUSTRIES - 7.7%
IRON & STEEL - 4.0%
USX-U.S. Steel Group                                                 14,000                       $ 462,000
                                                                                           -----------------
PACKAGING & CONTAINERS - 1.6%
Crown Cork & Seal Co., Inc.                                           8,500                         190,188
                                                                                           -----------------
SAW MILLS, PLANNING MILLS, GENERAL - 2.1%
Louisiana Pacific Corp.                                              17,000                         242,250
                                                                                           -----------------
   TOTAL  BASIC  INDUSTRIES                                                                         894,438
                                                                                           -----------------
ENERGY - 4.7%
OIL & GAS - 4.7%
Pennzoil-Quaker State, Inc.                                          28,000                         285,250
Unocal Corp.                                                          8,000                         268,500
                                                                                           -----------------
                                                                                                    553,750
                                                                                           -----------------
FINANCE - 10.4%
BANKS - 4.3%
Citigroup, Inc.                                                       9,000                         500,062
                                                                                           -----------------
INSURANCE - 2.8%
Conseco, Inc.                                                        18,000                         321,750
                                                                                           -----------------
SECURITIES INDUSTRY - 3.3%
T. Rowe Price Associates                                             10,500                         387,844
                                                                                           -----------------
   TOTAL  FINANCE                                                                                 1,209,656
                                                                                           -----------------

HEALTH - 9.0%
DIVERSIFIED - 1.9%
American Home Products, Inc.                                          5,500                         216,906
                                                                                           -----------------
DRUGS & PHARMACEUTICALS - 3.6%
Chiron, Inc. (a)                                                     10,000                         423,750
                                                                                           -----------------
GENERAL MEDICAL & SURGICAL HOSPITALS - 2.0%
Tenet Healthcare Corp. (a)                                           10,000                         235,000
                                                                                           -----------------
MANAGED CARE - 1.5%
Pacificare Health Systems, Inc. - Class A (a)                         3,300                         174,900
                                                                                           -----------------
   TOTAL  HEALTH                                                                                  1,050,556
                                                                                           -----------------
IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(UNAUDITED)

COMMON STOCKS - CONTINUED                                         SHARES                        VALUE

INDUSTRIAL MACHINERY & EQUIPMENT - 7.1%
ELECTRICAL EQUIPMENT - 5.6%
American Power Conversion, Inc. (a)                                  25,000                       $ 659,375
                                                                                           -----------------
POLLUTION CONTROL - 1.5%
Waste Management, Inc.                                               10,000                         171,875
                                                                                           -----------------
   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                       831,250
                                                                                           -----------------

MEDIA & LEISURE - 6.0%
ENTERTAINMENT - 2.5%
Disney (Walt) Co.                                                    10,000                         292,500
                                                                                           -----------------
LEISURE DURABLES & TOYS - 3.5%
Marvel Enterprises, Inc. (a)                                         37,000                         203,500
Mattel, Inc.                                                         16,000                         210,000
                                                                                           -----------------
                                                                                                    413,500
                                                                                           -----------------
   TOTAL MEDIA & LEISURE                                                                            706,000
                                                                                           -----------------
NON-DURABLES - 8.4%
BEVERAGES - 2.9%
PepsiCo, Inc.                                                         9,500                         334,875
                                                                                           -----------------
FOODS - 1.3%
Nabisco Group Holdings Corp.                                         14,000                         148,750
                                                                                           -----------------
HOUSEHOLD PRODUCTS - 4.2%
Kimberly-Clark Corp.                                                  5,000                         326,250
Sunbeam Corp. (a)                                                    40,000                         167,500
                                                                                           -----------------
                                                                                                    493,750
                                                                                           -----------------
   TOTAL  NON-DURABLES                                                                              977,375
                                                                                           -----------------
RETAIL & WHOLESALE - 4.0%
MISCELLANEOUS SHOPPING GOODS STORES - 1.5%
Office Depot, Inc. (a)                                               16,000                         175,000
                                                                                           -----------------
SPECIALTY - 2.5%
Toys R Us, Inc. (a)                                                  20,000                         286,250
                                                                                           -----------------
   TOTAL RETAIL & WHOLESALE                                                                         461,250
                                                                                           -----------------
SERVICES - 3.4%
SERVICES - 3.4%
Block (H&R), Inc.                                                     9,000                         393,750
                                                                                           -----------------
IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(UNAUDITED)

COMMON STOCKS - CONTINUED

TECHNOLOGY - 29.8%
COMMUNICATIONS EQUIPMENT - 6.5%
Loral Space & Communications Ltd. (a)                                13,000                       $ 316,063
Motorola, Inc.                                                        3,000                         441,750
                                                                                           -----------------
                                                                                                    757,813
                                                                                           -----------------
COMPUTER SERVICES & SOFTWARE - 15.6%
Electronic Data Systems Corp.                                         7,500                         502,031
Oracle Corp. (a)                                                      6,000                         672,375
Symantec Corp. (a)                                                   11,000                         644,875
                                                                                           -----------------
                                                                                                  1,819,281
                                                                                           -----------------
COMPUTERS & OFFICE EQUIPMENT - 2.8%
Compaq Computer Corp.                                                12,000                         324,750
                                                                                           -----------------
ELECTRONICS - 4.9%
Intel Corp.                                                           7,000                         576,187
                                                                                           -----------------
   TOTAL  TECHNOLOGY                                                                              3,478,031
                                                                                           -----------------
TRANSPORTATION - 2.1%
TRUCKING & FREIGHT - 2.1%
FDX Corp. (a)                                                         6,000                         245,625
                                                                                           -----------------
UTILITIES - 6.5%
ELECTRIC UTILITY - 2.9%
Niagara Mohawk Holdings, Inc. (a)                                    24,000                         334,500
                                                                                           -----------------
TELEPHONE SERVICES - 3.6%
AT&T Corp.                                                            8,250                         418,687
                                                                                           -----------------
   TOTAL  UTILITIES                                                                                 753,187
                                                                                           -----------------

TOTAL COMMON STOCKS (COST $9,309,923)                                                            11,554,868
                                                                                           -----------------

                                                                  PRINCIPAL
                                                                    VALUE                         VALUE

Corporate Bonds - 0.9%
Paging Network, 10.00%, 10/15/2008 (Cost $119,097)                  350,000                         103,250
                                                                                           -----------------
Money Market Securities - .1%
Firstar Treasury Fund, 4.06% (b) (Cost $11,036)                      11,036                          11,036
                                                                                           -----------------
TOTAL INVESTMENTS - 100.1% (COST $9,440,056)                                                     11,669,154
                                                                                           -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                                      (11,576)
                                                                                           -----------------
TOTAL NET ASSETS - 100.0%                                                                      $ 11,657,578
                                                                                           =================
(a) Non-income producing
(b) Variable  rate  security;  the  coupon  rate shown  represents  the rate at
    December 31, 1999.


IMS CAPITAL VALUE FUND                                                               DECEMBER 31, 1999
Statement of Assets & Liabilities
(UNAUDITED)

ASSETS

Investment in securities (cost $9,440,056)                                                $ 11,669,154
Receivable for fund shares sold                                                                  1,500
Dividends receivable                                                                            11,858
Interest receivable                                                                              5,879
Deferred organization costs                                                                     12,333
                                                                                      -----------------
   TOTAL ASSETS                                                                             11,700,724

LIABILITIES

Accrued investment advisory fee payable, net of waiver                   $ 11,439
Payable for fund shares redeemed                                           18,882
Other payables and accrued expenses                                         3,159
Dividends payable to shareholders                                           9,666
                                                                 -----------------

   TOTAL LIABILITIES                                                                            43,146
                                                                                      -----------------

NET ASSETS                                                                                $ 11,657,578
                                                                                      =================

Net Assets consist of:
Paid in capital                                                                            $ 9,528,235
Undistributed net investment income                                                            (20,860)
Accumulated undistributed net realized gain on investments                                     (78,895)
Net unrealized appreciation on investments                                                   2,229,098
                                                                                      -----------------

NET ASSETS, for 882,766 shares                                                            $ 11,657,578
                                                                                      =================

NET ASSET VALUE

Offering price and redemption price per share ($11,657,578/882,766)                            $ 13.21
                                                                                      =================



IMS CAPITAL VALUE FUND
STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED DECEMBER 31, 1999
(UNAUDITED)

INVESTMENT INCOME

Dividend income                                                                                     $ 57,115
Interest income                                                                                       13,423
                                                                                             ----------------
TOTAL INCOME                                                                                          70,538


EXPENSES

Investment advisory fee                                                        $ 70,042
Administration fees                                                              12,249
Transfer agent fees                                                               9,830
Legal fees                                                                        8,399
Pricing & bookkeeping fees                                                        8,343
Audit fees                                                                        5,034
Custodian fees                                                                    3,437
Amortization of organizational expenses                                           2,377
Shareholder reports                                                               2,242
Trustees' fees                                                                      287
Registration fees                                                                    65
                                                                         ---------------
Total expenses before reimbursement                                             122,305
Waived fees and reimbursed expenses                                             (33,942)
                                                                         ---------------
Total operating expenses                                                                              88,363
                                                                                             ----------------
NET INVESTMENT LOSS                                                                                  (17,825)
                                                                                             ----------------

REALIZED & UNREALIZED GAIN (LOSS)

Net realized gain on investment securities                                      (27,490)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     156,291
                                                                         ---------------
Net gain on investment securities                                                                    128,801
                                                                                             ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $ 110,976
                                                                                             ================



IMS CAPITAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                        ENDED                  YEAR
                                                                                     DECEMBER 31,             ENDED
                                                                                         1999                JUNE 30,
                                                                                     (UNAUDITED)               1999
                                                                                  -----------------     -----------------
Increase (Decrease) in Net Assets

OPERATIONS

   Net investment loss                                                                   $ (17,825)             $ (3,035)
   Net realized loss on investment securities                                              (27,490)            1,172,251
   Net realized gain on options transactions                                                   -                   2,923
   Change in net unrealized appreciation (depreciation)                                    156,291             1,803,897
                                                                                  -----------------     -----------------
   Net increase in net assets resulting from operations                                    110,976             2,976,036
                                                                                  -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS

   Return of capital                                                                          -                     -
   From net realized gain                                                               (1,175,174)                 -
                                                                                  -----------------     -----------------
Total distributions                                                                     (1,175,174)                 -
                                                                                  -----------------     -----------------
SHARE TRANSACTIONS

   Net proceeds from sale of shares                                                        463,730               607,468
   Shares issued in reinvestment of distributions                                        1,165,508                  -
   Shares redeemed                                                                        (515,353)           (3,499,602)
                                                                                  -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                               1,113,885            (2,892,134)
                                                                                  -----------------     -----------------
   TOTAL INCREASE IN NET ASSETS                                                             49,687                83,902

Net Assets
   Beginning of period                                                                  11,607,891            11,523,989
                                                                                  -----------------     -----------------
   End of period [including accumulated undistributed net
      investment loss of ($20,860), and $0, respectively]                             $ 11,657,578          $ 11,607,891
                                                                                  =================     =================


IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS


                                                 SIX MONTHS
                                                   ENDED                YEAR                                           PERIOD
                                                DECEMBER 31,           ENDED           YEARS ENDED OCTOBER 31,          ENDED
                                                   1999               JUNE 30,       ----------------------------    OCTOBER 31,
                                                (UNAUDITED)             1999             1998            1997         1996 (C)
                                             -----------------      --------------   -------------  -------------  -------------
SELECTED PER SHARE DATA

Net asset value, beginning of period                  $ 14.56            $ 11.28          $ 12.06        $ 10.76        $ 10.00
                                             -----------------      --------------   -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)                          (0.02)                -             (0.06)         (0.08)         (0.01)
  Net realized and unrealized gain                       0.15               3.28             0.12           1.38           0.77
                                             -----------------      --------------   -------------  -------------  -------------
Total from investment operations                         0.13               3.28             0.06           1.30           0.76
                                             -----------------      --------------   -------------  -------------  -------------

Less Distributions
  From net investment income                              -                   -             (0.03)           -               -
  From net realized gain                                (1.48)                -             (0.81)           -               -
                                             -----------------      --------------   -------------  -------------  -------------
Total Distributions                                     (1.48)                -             (0.84)           -               -
                                             -----------------      --------------   -------------  -------------  -------------

Net asset value, end of period                        $ 13.21            $ 14.56          $ 11.28        $ 12.06        $ 10.76
                                             =================      ==============   =============  =============  =============

TOTAL RETURN (b)                                         1.04%             29.08%            2.27%         12.08%          7.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                        $11,658            $11,608          $11,524         $9,932         $4,741
Ratio of expenses to average net assets                  1.59% (a)          1.59%            1.73%          1.97%          1.84% (a)
Ratio of expenses to average net assets
   before reimbursement                                  2.20% (a)          2.50%            2.34%          2.54%          3.92% (a)
Ratio of net investment income (loss) to
   average net assets                                  (0.32)% (a)        (0.04)%          (0.53)%        (0.64)%        (0.25)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement             (0.93)% (a)        (0.95)%          (1.14)%        (1.20)%        (2.32)% (a)
Portfolio turnover rate                                 61.79% (a)         68.16%           81.74%         34.76%          3.56% (a)


(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.
(c)  August 5, 1996 (commencement of operations) to October 31, 1996


                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     IMS Capital Value Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on July 30, 1996, and commenced operations on August 5, 1996. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term growth. The Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. (the "Advisor") to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.59% of the average daily net assets of the Fund. Through December 31, 1999, the Advisor has voluntarily agreed to waive the management fee to a rate of 1.26%. For the six-month period ended December 31, 1999 the Advisor received fees of $70,042 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the Fund through December 31, 1999 to the extent necessary to maintain total operating expenses at the rate of 1.59%. For the six-month period ended December 31, 1999 the Advisor waived fees and reimbursed expenses of $33,942. There is no assurance that such arrangement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six-month period ended December 31, 1999 the Administrator received fees of $12,249 from the Advisor for administrative services provided to the Fund.

                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six-month period ended December 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of December 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 1999 was $9,528,235.

     Transactions in shares were as follows:

                             SIX MONTHS ENDED                YEAR ENDED
                             DECEMBER 31, 1999             JUNE 30, 1999

                           SHARES        DOLLARS       SHARES        DOLLARS

Shares sold                33,666        $463,730       45,949        $607,468

Shares issued in
    reinvestment           89,723       1,165,508          -               -


Shares redeemed           (37,717)       (515,353)    (270,632)     (3,499,602)
                           ------         -------      -------       ---------

                           85,672      $1,113,885     (224,683)    $(2,892,134)
                           ======       =========      =======       =========


NOTE 5. INVESTMENTS

     For the six-month period ended December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $3,453,053 and $3,332,691, respectively. The gross unrealized appreciation for all securities totaled $3,006,366 and the gross unrealized depreciation for all securities totaled $777,268 for a net unrealized appreciation of $2,229,098. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $9,440,056.

                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DEAR FELLOW SHAREHOLDER,

The Jumper Strategic Advantage Fund has performed extremely well in a very difficult market due to the increase in short-term interest rates. The fund had a return of 3.44% versus the Lehman Bros. 1 Year Treasury Index of 1.96%. The fund made some significant changes in the third quarter that we discussed in our last annual report. We have discontinued using the market neutral strategy for a portion of the fund. This portion of the fund increased the volatility of the fund while decreasing the income. We have changed the fund making its goal to seek a greater total return than may generally be earned in money market funds for clients who are willing to accept some NAV fluctuation to pursue this objective. The Advisor will manage the portfolio primarily consisting of short-term investment grade securities (bonds rated BBB+ - AAA). The Fund possesses extremely low volatility while providing daily liquidity. The Jumper Strategic Advantage Fund is an alternative for short-term capital and a unique product. The Advisor has the flexibility to extend the average maturity in a declining rate environment and shorten average maturities in a market with rates rising.

We feel that our changes  have proven to be  effective as the NAV has risen from
1.96 (6/30/99) to 1.98 (12/31/99). Currently, we believe there is significant value in the bond market versus historical returns and we are well positioned to take advantage of this situation.

SHORT TERM INTEREST RATES

The fund significantly outperformed the index over the past 6 months, having a 3.44% return over the last six month while the 1-year Treasury yield increased from 5.05% to 5.96%, or an increase of 91 basis points. The Fund's average maturity remained at one year during the past six months. The Federal Reserve raised rates 75 basis points during 1999 and has already raised rates 25 basis points in 2000. The market has another 25-50 basis points built into the current interest rates. This will allow us to lock rates in the current environment as we expect short-term rates to decline over the next year.

PERFORMANCE

As previously mentioned, the fund performed extremely well in a very difficult market. For the 6 month period ending December 31, 1999, the Fund had a total return of 3.44% while the total return for the Lehman 1-year Treasury Index for the same period was 1.96%. The fund also dramatically decreased the volatility of the NAV by removing the market neutral component and making the fund an ultra short duration, high quality bond fund. We feel these changes better represent the type of investment the investor preferred for this fund. The fund is not a money market fund, but is a nice alternative for those investors who are willing to accept some NAV fluctuation to achieve a better return.

Date                            Jumper Strategic Advan         Lehmanu1dYear*
       10/26/98                 10000                          10000
       10/31/98                 10050                          10000
       11/30/98                 10050                          10002
       12/31/98                 10100                          10035
        1/31/99                 10100                          10074
        2/28/99                 10095                          10085
        3/31/99                 10113                          10146
        4/30/99                 10040                          10183
        5/31/99                 10068                          10212
        6/30/99                 10096                          10261
        7/31/99                 10199                          10305
        8/31/99                 10251                          10336
        9/30/99                 10354                          10390
       10/31/99                 10343                          10419
       11/30/99                 10396                          10440
       12/31/99                 10444                          10461


*THE LEHMAN 1-YEAR TREASURY BELLWETHER IS AN UNMANAGED INDEX REPRESENTATIVE OF THE AVERAGE CURRENT 1-YEAR TREASURY BILL. SOURCE OF THE LEHMAN 1-YEAR TREASURY BELLWETHER DATA IS LEHMAN BROTHERS FIXED INCOME RESEARCH GLOBAL FAMILY OF INDICES.

This graph shows compares the value of a $10,000 investment in the Fund and the Lehman 1-year Treasury Bellwether Government Index on October 26, 1998 and held through December 31, 1999. The Lehman 1-year return does not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not a guarantee of future results.

FORWARD OUTLOOK

Looking forward, we will continue to seek to provide our shareholders with a total return above traditional money market funds. We would like to thank you for your continued support. We are delighted by your confidence and look forward to serving your investment needs.

Please feel free to contact us with you questions or comments.

Sincerely,

/s/

Jay Jumper
President


Jumper Strategic Advantage Fund
Schedule of Investments - December 31, 1999
(Unaudited)

                                                                     Principal
Corporate Notes - 96.3%                                               Amount                         Value

Alabama Power Co., 6.00%, 03/01/00                                       $ 40,000                       $ 39,988
AMR Corp., 7.225%, 02/01/01                                                75,000                         76,893
Associates Corp. North America, 6.75%, 07/15/01                            50,000                         49,916
Bankers Trust New York Corp., 9.00%, 08/01/01                              50,000                         51,378
Carnival Corp., 5.65%, 10/15/00                                            50,000                         49,708
Comdisco Inc., 5.75%, 02/15/01                                             50,000                         49,078
Cox Communications, Inc. 6.864%, 08/15/01                                  75,000                         74,856
Delta Air Lines, Inc., 9.75%, 1/2/00                                       62,000                         62,000
Donaldson Lufkin & Jenrette Inc. MTN, 6.25%, 08/01/01                      50,000                         49,438
Finova Capital Corp., 6.375%, 10/15/00                                     50,000                         49,817
General Motors Corp., 9.125%, 07/15/01                                     50,000                         51,535
Heller Financial, Inc. MTN, 6.42%, 8/25/00                                 70,000                         69,902
Hertz Corp., 6.462%, 07/15/00                                              75,000                         75,040
Ikon Capital Inc. MTN, 6.33%, 12/08/00                                    100,000                         98,497
International Lease Finance Corp., 7%, 5/15/00                             50,000                         50,100
Lehman Brothers Holdings, 6.90%, 03/30/01                                  50,000                         49,864
Midatlantic Corp., 9.20%, 08/01/01                                         50,000                         51,490
Paine Webber Group, Inc. MTN, 6.585%, 7/23/01                              50,000                         49,413
Philip Morris Cos. Inc., 9.00%, 01/01/01                                   50,000                         50,636
Quintiles Transnational Corp., 4.25%, 05/31/00                             25,000                         24,281
Raytheon Co., 7.257%, 03/15/01                                             75,000                         73,990
Reebok International Ltd., 6.75%, 5/15/00                                  50,000                         49,999
Supervalu Inc. MTN, 6.50%, 10/06/00                                        60,000                         59,587
Tyco International Group, 7.236%, 06/15/01                                 75,000                         73,734
Whirlpool, 9.50%, 06/15/00                                                 50,000                         50,623
Williams Cos., Inc. MTN, 6.697%, 06/13/00                                  75,000                         75,052
                                                                                                -----------------

TOTAL CORPORATE NOTES (Cost $1,514,796)                                                                1,506,815
                                                                                                -----------------

Money Market Securities - 1.5%
Firstar Treasury Fund, 4.06% (a) (Cost $22,677)                            22,677                         22,677
                                                                                                -----------------

TOTAL INVESTMENTS - 97.8% (Cost $1,537,473)                                                            1,529,492
                                                                                                -----------------
Other assets less liabilities - 2.2%                                                                      35,144
                                                                                                -----------------
TOTAL NET ASSETS - 100.0%                                                                            $ 1,564,636
                                                                                                =================
(a) Variable rate security; the coupon rate shown represents the rate at December 31, 1999.


Jumper Strategic Advantage Fund                                                      December 31, 1999
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $1,537,473)                                                 $ 1,529,492
Interest receivable                                                                             40,703
                                                                                     ------------------
   Total assets                                                                              1,570,195

Liabilities
Due to custodian                                                          $ 4,599
Accrued investment advisory fee payable                                       841
Dividends payable                                                              94
Accrued 12b-1 fees                                                             25
                                                                 -----------------

   Total liabilities                                                                             5,559
                                                                                     ------------------

Net Assets                                                                                 $ 1,564,636
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 1,662,546
Accumulated net investment loss                                                                 (1,760)
Accumulated net realized gain (loss) on investments                                            (88,169)
Net unrealized depreciation on investments                                                      (7,981)
                                                                                     ------------------

Net Assets                                                                                 $ 1,564,636
                                                                                     ==================

Net Asset Value

Class A:
Net Asset Value, Offering price
  and redemption price per share ($1,222,411/618,424)                                           $ 1.98
                                                                                     ==================

Class B:
Net Asset Value, Offering price
  and redemption price per share ($342,225/172,912)                                             $ 1.98
                                                                                     ==================



Jumper Strategic Advantage Fund
Statement of Operations for the six months ended
    December 31, 1999 (Unaudited)

Investment Income
Interest income                                                                                   34,305
                                                                                          ---------------


Expenses
Investment advisory fee                                                         $ 5,208
Trustees' fees                                                                      287
Accrued 12b-1 fee                                                                    25
                                                                      ------------------
Total expenses before reimbursement                                               5,520
Reimbursed expenses                                                                (287)
                                                                      ------------------
Total operating expenses                                                                           5,233
                                                                                          ---------------

Net Investment Income                                                                             29,072
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                               (43,623)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      54,481
                                                                      ------------------
Net gain (loss) on investment securities                                                          10,858
                                                                                          ---------------
Net increase in net assets resulting from operations                                            $ 39,930
                                                                                          ===============


Jumper Strategic Advantage Fund
Statement of Changes in Net Assets

                                                                                 For the six
                                                                                 months ended             For the period
                                                                              December 31, 1999                ended
                                                                                 (Unaudited)             June 30, 1999 (a)
                                                                            -----------------------     --------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                                  $ 29,072                $ 127,679
   Net realized gain (loss) on investment securities                                       (43,623)                 (44,546)
   Change in net unrealized appreciation (depreciation)                                     54,481                  (62,462)
                                                                            -----------------------     --------------------
   Net increase in net assets resulting from operations                                     39,930                   20,671
                                                                            -----------------------     --------------------
Distributions to shareholders
   From net investment income Class A                                                      (30,276)                (127,679)
   From net investment income Class B                                                         (556)                   -
                                                                            -----------------------     --------------------
   Total distributions                                                                     (30,832)                (127,679)
                                                                            -----------------------     --------------------
Share Transactions
   Net proceeds from sale of shares:
   Class A                                                                               1,040,000                5,408,500
   Class B                                                                                 342,000
   Shares issued in reinvestment of distributions:
   Class A                                                                                  30,017                  127,679
   Class B                                                                                     365
   Shares redeemed:
   Class A                                                                              (2,285,985)              (3,000,030)
   Class B                                                                                   -                        -
                                                                            -----------------------     --------------------
Net increase in net assets resulting
   from share transactions                                                                (873,603)               2,536,149
                                                                            -----------------------     --------------------
   Total increase in net assets                                                           (864,505)               2,429,141
                                                                            -----------------------     --------------------

Net Assets
   Beginning of period                                                                   2,429,141                    -
                                                                            -----------------------     --------------------
   End of period                                                                       $ 1,564,636              $ 2,429,141
                                                                            =======================     ====================


(a)  For the period October 26, 1998 (commencement of operations) to June 30, 1999.


Jumper Strategic Advantage Fund
Financial Highlights Institutional Class

                                                      For the six
                                                      months ended               For the
                                                    December 31,1999           period ended
                                                      (Unaudited)              June 30, 1999 (a)
Selected Per Share Data
Net asset value, beginning of period                     $ 1.96                        $ 2.00
                                                   -------------------      ------------------
Income from investment operations
   Net investment income                                         0.05                    0.05
   Net realized and unrealized gain (loss)                       0.02                   (0.04)
                                                   -------------------      ------------------
Total from investment operations                                 0.07                    0.01
                                                   -------------------      ------------------
Less distributions
   from net investment income                                   (0.05)                  (0.05)
                                                   -------------------      ------------------

Net asset value, end of period                                 $ 1.98                  $ 1.96
                                                   ===================      ==================

Total Return (b)                                                3.43%                   0.51%

Ratios and Supplemental Data
Net assets, end of period (000)                                $1,222                  $2,429
Ratio of expenses to average net assets                         0.75%  (c)              0.75%  (c)
Ratio of expenses to average net assets
   before reimbursement                                         0.78%  (c)              0.85%  (c)
Ratio of net investment income to
   average net assets                                           4.11%  (c)              3.89%  (c)
Ratio of net investment income to
   average net assets before reimbursement                      4.08%  (c)              3.79%  (c)
Portfolio turnover rate                                       175.32%  (c)            255.18%  (c)

(a)  For the period October 26,1998 (Commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c) Annualized



Jumper Strategic Advantage Fund
Financial Highlights Investor Class

                                                        For the
                                                      period ended
                                                    December 31,1999
                                                     (Unaudited) (a)
Selected Per Share Data
Net asset value, beginning of period                     $ 1.98
                                                   -------------------
Income from investment operations
   Net investment income                                         0.02
   Net realized and unrealized gain (loss)                       0.00
                                                   -------------------
Total from investment operations                                 0.02
                                                   -------------------
Less distributions
   from net investment income                                   (0.02)
                                                   -------------------

Net asset value, end of period                                 $ 1.98
                                                   ===================

Total Return (b)                                                0.91%

Ratios and Supplemental Data
Net assets, end of period (000)                                  $342
Ratio of expenses to average net assets                         1.00%  (c)
Ratio of expenses to average net assets
   before reimbursement                                         1.54%  (c)
Ratio of net investment income to
   average net assets                                           3.08%  (c)
Ratio of net investment income to
   average net assets before reimbursement                      2.54%  (c)
Portfolio turnover rate                                       175.32%  (c)

(a)  For the period November 2,1999 (commencement of operations) to December 31, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c) Annualized


                        JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     Jumper Strategic Advantage Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 26, 1998 and commenced operations on October 26, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, whose investment objective is to provide a greater total return than may generally be earned in money market funds while attempting to limit general market risk. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION - Securities are valued primarily on market quotations, where available. Securities for which current market quotations are not readily available, including the current market value of underlying funds, are valued at fair value as determined in good faith by procedures approved by the Fund's board of trustees. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates fair market value.

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund intends to pay dividends to avoid all income and excise taxes; however, the Fund paid a small excise tax for the taxable period October 26, 1998 (commencement of operations) to December 31, 1998.

DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. The Fund intends to distribute its net long-term capital gains and its net short term capital gains at least once a year.

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                         JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund  retains The Jumper  Group,  Inc.  (the  "Advisor")  to manage the
Fund's investments. Jay Colton Jumper, the Fund's portfolio manager, is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage commissions, distribution fees (12b-1) for the Investor class, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period from June 30, 1999 through December 31, 1999, the Advisor has received a fee of $5,208 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 0.75% for the Institutional Class and 1.00% for the Investor Class. For the period June 30, 1999 through December 31, 1999, the Advisor reimbursed expenses of $287. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from June 30, 1999 through December 31, 1999, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the Distributor) to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the period from June 30, 1999 to December 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of December 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 1999 was $1,662,546.

                         JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED


     Transactions in shares were as follows:

                                    SIX MONTHS ENDED                    FOR THE PERIOD OCTOBER 26, 1999
                                    DECEMBER 31, 1999              (COMMENCEMENT OF OPERATIONS) TO JUNE 30,
                                                                                     1999

                               SHARES               DOLLARS               SHARES               DOLLARS

INSTITUTIONAL:

Shares sold                     526,381           $1,040,000             2,702,357            $5,408,500
Shares issued in
reinvestment of
dividend                         15,160              $30,017                64,846              $127,679
Shares Redemption
                             (1,159,691)         $(2,285,985)           (1,530,628)          $(3,000,030)
                             -----------         ------------           -----------          -------------

                               (618,150)         $(1,215,968)             1,236,575            $2,536,149
                             ===========        =============             =========          =============




                              FOR THE PERIOD NOVEMBER 2, 1999
                               (COMMENCEMENT OF OPERATIONS)
                                   TO DECEMBER 31, 1999

                               SHARES                DOLLARS

INVESTOR:

Shares sold                    172,727             $342,000
Shares issued in                   185                 $365
Shares Redemption                   (0)                 $(0)
                              ---------            ---------
                                172,912            $342,365
                              =========            =========


                         JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1999 - (UNAUDITED) CONTINUED

NOTE 5. INVESTMENTS

For the period from June 30, 1999 through December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $709,215 and $872,222, respectively. As of December31, 1999, the gross unrealized appreciation for all securities totaled $169 and the gross unrealized depreciation for all securities totaled $8,150 for a net unrealized depreciation of $7,981. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $1,537,473.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1999, the Tennessee Aquarium beneficially owned more than 61% of the Fund.